INCOME TAXES - Components of Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Income Taxes [Abstract]
Current tax expense	$ (27,834)	$ (19,327)		$ (23,324)
Deferred tax gain	5,527	4,310		7,456
Income tax	$ (22,307)	$ (15,017)	[1]	$ (15,868)	[1]

[1]	As of December 31, 2019 and 2018, some changes in the presentation of the financial results were included (see note 2.2.1).